Scope of Consolidation, Subsidiaries and Other Equity Investments - Other Equity Investments (Details)	12 Months Ended
Dec. 31, 2023
China DataCom Corporation Limited, Guangzhou, China
SUBSIDIARIES
Ownership	28.00%
Procurement Negocios Eletronicos S/A, Rio de Janeiro, Brazil
SUBSIDIARIES
Ownership	17.00%
SAP Fioneer GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	20.00%